Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document Information [Line Items]
Entity Registrant Name	Tapinator, Inc.
Entity Central Index Key	0001647170
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Small Business	true
Document Type	S-1
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false